Costs and expenses by nature (Details Narrative) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) t	Dec. 31, 2022 BRL (R$) t	Nov. 30, 2022 t	Mar. 31, 2021 t
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Mineral resources inspection fare (ton)	4.37	4.37		0.83
Infrastructure investments (ton)			2.51
Payment of infrastructure investments | $	$ 224
Top of range [member]
IfrsStatementLineItems [Line Items]
Mineral resources inspection fare (ton)	13.11	13.11		2.51
Infrastructure investments (ton)			13.11	13.11
Payment of infrastructure investments | R$		R$ 1,176